Note 23 - Income Taxes	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of income tax [text block]
23.	INCOME TAXES

The following table reconciles the expected income tax recovery at the Canadian statutory income tax rate of
26.5%
for
2017
(
2015
-
26.5%,
2015
-
26.5%
) to the amounts recognized in operations.

For the Year Ended December 31,	2017	2016	2015
Net loss before taxes	$13,095,737	$13,431,941	$12,070,170
Expected current income tax recovery	3,470,370	3,559,000	3,198,595
Deferred tax recovery	297,940	207,257	-
	3,768,310	3,766,257	3,198,595

Changes from:

Amounts not deductible for tax purposes	(841,000)	(1,079,000)	(1,276,802)
Other non-deductible items	(463,000)	-	(2,700)
Deductible share issuance costs	94,000	118,000	56,000
Fair value consideration	-	116,000	-
Impact of US statutory income tax rate change (1)	(9,472,000)	-	-
Foreign tax differential	(69,000)	507,213	879,000
Unrecognized tax recovered (losses)	7,280,630	(3,221,213)	(2,854,093)
Income tax recovery recognized	$297,940	$207,257	$-

(
1
) Due to the reduction of US corporate tax rates from
35%
to
21%,
the Company will
not
be able to apply
$9,472,000
against any future US taxes payable.

The following table reflects future income tax assets at
December 31:

	2017	2016	2015
Resource assets	$1,024,271	$1,024,271	$1,024,271
Gross unamortized share issue costs	705,351	1,050,599	328,119
Canadian non-capital losses	11,100,672	10,137,652	9,451,357
US non-capital losses	67,654,438	63,725,982	58,742,322
Singapore non-capital losses	43,671,200	37,448,290	-
	124,155,932	113,386,794	69,546,069
Unrecognized deferred tax assets	(124,155,932)	(113,386,794)	(69,546,069)
Future income tax assets recognized	$-	$-	$-

In accordance with Section
382
of the Internal Revenue Code, the usage of the Company’s net operating loss carry forward could be subject to annual limitation if there have been greater than
50%
ownership changes.